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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [X] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permit Capital, LLC
Address: One Tower Bridge
         100 Front Street, Suite 900
         West Conshohocken, PA 19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul A. Frick
Title: Vice President
Phone: (610) 941-5006

Signature, Place, and Date of Signing:


/s/ Paul A. Frick                          West Conshohocken, PA      08/18/09
----------------------------------------   ----------------------   ------------
[Signature]                                     [City, State]          [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-2635                Gardner Russo & Gardner

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        31

Form 13F Information Table Value Total:  $131,938
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
2     28-11063               Permit Capital GP, L.P.

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
                                                                                                        VOTING AUTHORITY
                                                        VALUE    SHRS OR  SHR/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- -------------- --------- --------- --------- ---- ---- ---------- -------- ---- ------ ----
AMERICAN EXPRESS CO               COM       025816109    1,290     55,500  SH          OTHER        2     X
AMERICAN INTL GROUP INC           COM       026874107      327    281,600  SH          OTHER        2     X
AMERICAN TOWER CORP               CL A      029912201    1,577     50,000  SH          OTHER        2     X
BLOUNT INTL INC NEW               COM       095180105    1,370    159,174  SH          OTHER        2     X
CITIGROUP INC                     COM       172967101      740    249,100  SH          OTHER        2     X
DELL INC                          COM       24702R101    4,143    301,759  SH          OTHER        2     X
GENERAL ELECTRIC                  COM       369604103    2,293    195,618  SH          OTHER        2     X
GOLDMAN SACHS GROUP INC           COM       38141G104    4,261     28,900  SH          OTHER        2     X
IPASS INC                         COM       46261V108    1,194    746,468  SH          OTHER        2     X
IRON MTN INC                      COM       462846106    2,013     70,000  SH          OTHER        2     X
JOHNSON & JOHNSON                 COM       478160104    4,283     75,400  SH          OTHER        2     X
LIBERTY MEDIA HOLDG CORP     INT COM SER A  53071M104    1,984    395,923  SH          OTHER        2     X
MCKESSON CORP                     COM       58155Q103    1,056     24,000  SH          OTHER        2     X
NEWCASTLE INVESTMENT CORP         COM       65105M108       47     71,615  SH          OTHER        2     X
OMNICARE INC.                     COM       681904108      969     37,600  SH          OTHER        2     X
SBA COMMUNICATIONS CORP           COM       78388J106   88,021  3,586,821  SH          OTHER        2     X
SPRINT NEXTEL CORP                COM       852061100      866    180,000  SH          OTHER        2     X
TELVENT GIT SA                    SHS       E90215109    3,453    159,363  SH          OTHER        2     X
TRANSOCEAN LTD                  REG SHS     H8817H100    2,937     39,530  SH          OTHER        2     X
US NATURAL GAS FUND LP            UNIT      912318102      874     63,000  SH          OTHER        2     X
VODAFONE GROUP PLC           SPONS ADR NEW  92857W209    3,650    187,275  SH          OTHER        2     X
ALTRIA GROUP INC                  COM       02209S103      388     23,700  SH          OTHER      1,2     X
BERKSHIRE HATHAWAY INC DEL        CL A      084670108      990         11  SH          OTHER      1,2     X
BROWN FORMAN CORP                 CL A      115637100      273      5,900  SH          OTHER      1,2     X
COMCAST CORP NEW                CL A SPL    20030N200      435     30,850  SH          OTHER      1,2     X
MARTIN MARIETTA MATLS INC         COM       573284106      410      5,200  SH          OTHER      1,2     X
PHILIP MORRIS INTL INC            COM       718172109      872     20,000  SH          OTHER      1,2     X
SCRIPPS NETWORKS INTERACTIVE    CL A COM    811065101      223      8,000  SH          OTHER      1,2     X
WASHINGTON POST CO                CL B      939640108      222        630  SH          OTHER      1,2     X
WELLS FARGO & CO NEW              COM       949746101      438     18,075  SH          OTHER      1,2     X
UNILEVER NV                    NY SHS NEW   904784709      339     14,000  SH          OTHER      1,2     X